Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	27,858,539	13,089,848
Common stock, shares outstanding	27,858,539	13,089,848
Warrant issued, shares	2,553,192	2,553,192
Warrant outstanding, shares	2,553,192	2,553,192
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000	50,000
Preferred stock, shares issued	2,812	2,862
Preferred stock, shares outstanding	2,812	2,862
Preferred stock, liquidation preference	$ 2,812,000	$ 2,862,000
Series 1 Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	97,000	97,000
Preferred stock, shares issued	36,677	39,811
Preferred stock, shares outstanding	36,677	39,811
Preferred stock, liquidation preference	$ 36,677,000	$ 39,811,000
Series 2 Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000	60,000
Preferred stock, shares issued	46,000	46,000
Preferred stock, liquidation preference	$ 0	$ 0
Preferred stock, shares converted	46,000	46,000